Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Resolution (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,894,307.7	$ 2,161,735.8	$ 2,263,891.3
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,514,461.3	1,882,518.1	1,991,855.9
Wafer [member] | 3-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	459,530.2	108,045.3
Wafer [member] | 5-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	861,318.9	629,300.4	508,689.9
Wafer [member] | 7-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	416,790.3	357,270.7	535,178.7
Wafer [member] | 16-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	202,383.7	191,306.1	258,544.3
Wafer [member] | 20-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,077.2	10,359.0	8,853.3
Wafer [member] | 28-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	188,155.0	186,924.9	206,611.9
Wafer [member] | 40/45-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	108,468.2	114,667.4	145,546.2
Wafer [member] | 65-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	93,120.1	107,425.4	93,288.6
Wafer [member] | 90-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,509.3	25,642.0	40,184.2
Wafer [member] | 0.11/0.13 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	52,442.8	47,149.3	57,992.3
Wafer [member] | 0.15/0.18 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,796.8	86,614.2	110,571.2
Wafer [member] | 0.25 micron and above [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,868.8	$ 17,813.4	$ 26,395.3